Equity (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of share capital [table text block]
	Number of shares				Amount
	Authorized		Issued and paid		Authorized		Issued and paid
	December 31,		December 31,		December 31,		December 31,
	2019	2018	2019	2018	2019	2018	2019	2018
	In thousands				NIS in thousands		USD in thousands
Ordinary shares of NIS 1.00 par value	250,000	160,000	82,599	75,932	250,000	160,000	22,802	20,924

Schedule of grants of options to employees and other service [table text block]
Date of grant	Number of options granted	exercise price per option (NIS)	Fair value on grant date-NIS in thousands	Number of options outstanding- December 31, 2019	Number of options exercisable at 31, December 2019	Expiration date
July 2014 (***)	3,070,000	(**)0.537	554	880,000	880,000	July 17, 2020
December 2015 (****)	664,800	2.05	491	170,800	170,800	December 29, 2021
October 2017 (****)	7,630,000	0.162	942	4,380,000	2,190,000	October 17, 2023
January 2019 (*****)	(*)3,000,000	0.59	947	2,562,500	1,250,000	January 9, 2025
July 2019 (*****)	(*)1,250,000	0.59	325	1,250,000	-	July 25, 2025
Total	15,614,800			9,243,300	4,490,800

Schedule of options calculated using the Black and Scholes options pricing model [table text block]
Date of grant	Fair value on grant date-NIS in thousands	Share price on date of grant (NIS)	Expected dividend	Expected volatility	Risk free interest	Vesting conditions	Expected term
October 2017	1,109	1.62	None	64%	1.16%	four equal batches, following one, two, three and four years from their grant date	6 years
January 2019	947	0.506	None	74%	1.45%	will vest in 12 equals quarterly instalments over a three-year period commencing October 1, 2018	6 years
July 2019	325	0.436	None	75%	1.12%	25% will vest on the first anniversary of the grant date and 75% will vest on a quarterly basis over a period of three years thereafter	6 years

Schedule of number share options and the weighted averages of their exercise prices [table text block]
	For the year ended December 31,
	2019		2018		2017
	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)
Outstanding at the beginning of year	14,428,800	1.25	18,308,800	5.80	8,722,500	46.92
Granted	1,250,000	0.59	3,000,000	0.59	11,630,000	1.62
Forfeited	(5,151,000)	3.37		-	(801,064)	35.16
Expired	(1,284,500)	0.88	(6,880,000)	15.16	(1,242,636)	37.44
Outstanding at year end	9,243,300	0.88	14,428,800	1.25	18,308,800	5.80
Exercisable at year end	4,490,800	1.28	4,541,600	3.83	6,064,400	61.09